GOODWILL AND INTANGIBLE ASSETS, NET - Disclosure of detailed information about goodwill and intangible assets, net (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		$ 15,898
Amortization recognized in the year		1,377	$ 1,758	$ 2,343
Intangible assets and goodwill at end of period		10,012	15,898
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		135,062	135,087
PPA adjustments			2,225
Disposals			(2,225)
Impairment		(495)
Deconsolidation of Oranim		(6,321)
Foreign currency translation adjustments		899	(25)
Intangible assets and goodwill at end of period		129,145	135,062	135,087
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(119,164)	(117,406)
Amortization recognized in the year		1,377	1,758
Deconsolidation of Oranim		1,408
Intangible assets and goodwill at end of period		(119,133)	(119,164)	(117,406)
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	833
Intangible assets and goodwill at end of period	[1]	980	833
Cultivations and processing license [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	2,524	2,524
PPA adjustments	[1]		0
Disposals	[1]		0
Impairment	[1]	0
Deconsolidation of Oranim	[1]	0
Foreign currency translation adjustments	[1]	147	0
Intangible assets and goodwill at end of period	[1]	2,671	2,524	2,524
Cultivations and processing license [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	(1,691)	(1,673)
Amortization recognized in the year	[1]	0	18
Deconsolidation of Oranim	[1]	0
Intangible assets and goodwill at end of period	[1]	(1,691)	(1,691)	(1,673)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		4,929
Intangible assets and goodwill at end of period		2,320	4,929
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		12,727	13,076
PPA adjustments			2,225
Disposals			(2,225)
Impairment		0
Deconsolidation of Oranim		(2,822)
Foreign currency translation adjustments		174	(349)
Intangible assets and goodwill at end of period		10,079	12,727	13,076
Customer relationships [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(7,798)	(6,068)
Amortization recognized in the year		1,369	1,730
Deconsolidation of Oranim		1,408
Intangible assets and goodwill at end of period		(7,759)	(7,798)	(6,068)
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		41
Intangible assets and goodwill at end of period		33	41
Trade name [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		1,564	1,564
PPA adjustments			0
Disposals			0
Impairment		0
Deconsolidation of Oranim		0
Foreign currency translation adjustments		0	0
Intangible assets and goodwill at end of period		1,564	1,564	1,564
Trade name [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(1,523)	(1,516)
Amortization recognized in the year		8	7
Deconsolidation of Oranim		0
Intangible assets and goodwill at end of period		(1,531)	(1,523)	(1,516)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		10,095
Intangible assets and goodwill at end of period		6,679	10,095
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		118,224	117,900
PPA adjustments			0
Disposals			0
Impairment		(495)
Deconsolidation of Oranim		(3,499)
Foreign currency translation adjustments		578	324
Intangible assets and goodwill at end of period		114,808	118,224	117,900
Goodwill [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(108,129)	(108,129)
Amortization recognized in the year		0	0
Deconsolidation of Oranim		0
Intangible assets and goodwill at end of period		(108,129)	(108,129)	(108,129)
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0
Intangible assets and goodwill at end of period		0	0
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		23	23
PPA adjustments			0
Disposals			0
Impairment		0
Deconsolidation of Oranim		0
Foreign currency translation adjustments		0	0
Intangible assets and goodwill at end of period		23	23	23
Other [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(23)	(20)
Amortization recognized in the year		0	3
Deconsolidation of Oranim		0
Intangible assets and goodwill at end of period		$ (23)	$ (23)	$ (20)

[1]	The licenses consist of GMP and GDP licenses.